Income tax benefit/(expense) (Tables)	6 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Income Tax Expense/(Benefit)

	Six Months Ended December 31,
(in U.S. dollars, in thousands)	2024	2023
Income tax (benefit)/expense
Current tax
Current tax	—	—
Total current tax (benefit)/expense	—	—

Deferred tax
(Increase)/decrease in deferred tax assets	364	22
(Decrease)/increase in deferred tax liabilities	(152)	(124)
Total deferred tax (benefit)/expense	212	(102)
Income tax (benefit)/expense	212	(102)

Summary of Deferred Tax Assets Not Brought to Account
Deferred taxes are measured at the rate in which they are expected to settle within the respective jurisdictions, which can change based on factors such as new legislation or timing of utilization and reversal of associated assets and liabilities.

(in U.S. dollars, in thousands)	As of December 31, 2024	As of June 30, 2024
Deferred tax assets not brought to account
Unused tax losses
Potential tax benefit at local tax rates (1)	131,993	140,129
Other temporary differences
Potential tax benefit at local tax rates	8,524	14,204
Other tax credits
Potential tax benefit at local tax rates	3,220	3,220
	143,737	157,553
(1) In December 2024, there was a change in the expected tax rate applicable on unused tax losses in Singapore for the years 2018-2020. For the tax years 2018-2020, the Singapore tax losses have been revalued from the statutory rate of 17% to the concessionary tax rate applicable under the Singapore tax incentives granted by the Singapore Economic Development Board.